UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-01807

Value Line Larger Companies, Inc.
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/11 is included with this Form.

Value Line Larger Companies Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2011

Shares		Value
COMMON STOCKS (97.9%)

	CONSUMER DISCRETIONARY (17.2%)
7,000	AutoZone, Inc. *	$2,234,330
34,000	Coach, Inc.	1,762,220
95,000	Comcast Corp. Class A	1,965,550
44,000	DIRECTV Class A *	1,859,000
125,000	Ford Motor Co. *	1,208,750
44,000	Johnson Controls, Inc.	1,160,280
45,000	Las Vegas Sands Corp. *	1,725,300
26,000	McDonald’s Corp.	2,283,320
10,000	Netflix, Inc. *	1,131,600
4,000	Priceline.com, Inc. *	1,797,840
62,000	Starbucks Corp.	2,311,980
42,000	Target Corp.	2,059,680
43,000	TJX Companies, Inc. (The)	2,385,210
42,000	Viacom, Inc. Class B	1,627,080
53,000	Walt Disney Co. (The)	1,598,480
38,000	Yum! Brands, Inc.	1,876,820
		28,987,440
	CONSUMER STAPLES (2.9%)
28,000	PepsiCo, Inc.	1,733,200
90,000	Sara Lee Corp.	1,471,500
66,000	Sysco Corp.	1,709,400
		4,914,100
	ENERGY (7.6%)
23,000	Chevron Corp.	2,127,960
30,000	ConocoPhillips	1,899,600
45,000	Enterprise Products Partners L.P.	1,806,750
26,000	Exxon Mobil Corp.	1,888,380
31,300	Hess Corp.	1,641,998
24,000	Marathon Petroleum Corp.	649,440
25,000	Schlumberger Ltd.	1,493,250
52,000	Suncor Energy, Inc.	1,322,880
		12,830,258
	FINANCIALS (7.7%)
11,000	BlackRock, Inc.	1,628,110
43,000	Capital One Financial Corp.	1,704,090
43,000	Discover Financial Services	986,420
50,000	JPMorgan Chase & Co.	1,506,000
23,700	M&T Bank Corp.	1,656,630
37,000	Prudential Financial, Inc.	1,733,820
82,000	U.S. Bancorp	1,930,280
75,000	Wells Fargo & Co.	1,809,000
		12,954,350
	HEALTH CARE (18.8%)
45,000	Aetna, Inc.	1,635,750
51,000	Agilent Technologies, Inc. *	1,593,750
27,000	Allergan, Inc.	2,224,260
36,000	Amgen, Inc.	1,978,200
20,000	Biogen Idec, Inc. *	1,863,000
66,000	Bristol-Myers Squibb Co.	2,071,080
38,000	Express Scripts, Inc. *	1,408,660
45,000	Gilead Sciences, Inc. *	1,746,000
24,000	McKesson Corp.	1,744,800
45,000	Medtronic, Inc.	1,495,800
34,400	Novartis AG ADR	1,918,488

Shares		Value
18,000	Novo Nordisk A/S ADR	$1,791,360
43,000	St. Jude Medical, Inc.	1,556,170
36,000	Stryker Corp.	1,696,680
43,000	Teva Pharmaceutical Industries Ltd. ADR	1,600,460
35,000	Thermo Fisher Scientific, Inc. *	1,772,400
41,000	UnitedHealth Group, Inc.	1,890,920
26,000	WellPoint, Inc.	1,697,280
		31,685,058
	INDUSTRIALS (9.6%)
28,000	Boeing Co. (The)	1,694,280
30,000	Canadian National Railway Co.	1,997,400
90,000	CSX Corp.	1,680,300
125,000	Delta Air Lines, Inc. *	937,500
40,000	Expeditors International of Washington, Inc.	1,622,000
22,000	FedEx Corp.	1,488,960
27,000	Northrop Grumman Corp.	1,408,320
45,000	Tyco International Ltd.	1,833,750
20,000	Union Pacific Corp.	1,633,400
25,000	United Technologies Corp.	1,759,000
		16,054,910
	INFORMATION TECHNOLOGY (22.5%)
3,000	Accenture Ltd. Class A *	158,040
34,000	Accenture PLC Class A	1,791,120
52,000	Altera Corp.	1,639,560
53,000	Analog Devices, Inc.	1,656,250
6,500	Apple, Inc. *	2,477,670
29,000	Cognizant Technology Solutions Corp. Class A *	1,818,300
119,000	Corning, Inc.	1,470,840
85,000	EMC Corp. *	1,784,150
4,000	Google, Inc. Class A *	2,057,520
12,500	Hitachi Ltd. ADR	617,750
94,000	Intel Corp.	2,005,020
13,000	International Business Machines Corp.	2,275,390
40,000	Intuit, Inc. *	1,897,600
100,000	Marvell Technology Group Ltd. *	1,453,000
244,000	Micron Technology, Inc. *	1,229,760
28,571	Motorola Solutions, Inc.	1,197,125
37,000	NetApp, Inc. *	1,255,780
68,000	Oracle Corp.	1,954,320
36,000	QUALCOMM, Inc.	1,750,680
63,000	TE Connectivity Ltd.	1,772,820
62,000	Texas Instruments, Inc.	1,652,300
24,000	Visa, Inc. Class A	2,057,280
22,000	VMware, Inc. Class A *	1,768,360
		37,740,635
	MATERIALS (8.2%)
22,000	Air Products & Chemicals, Inc.	1,680,140
42,000	Barrick Gold Corp.	1,959,300
23,000	BHP Billiton Ltd. ADR	1,528,120
23,500	Cliffs Natural Resources, Inc.	1,202,495
37,000	E.I. du Pont de Nemours & Co.	1,478,890
36,000	Ecolab, Inc.	1,760,040
34,000	Mosaic Co. (The)	1,664,980
39,000	Newmont Mining Corp.	2,453,100
		13,727,065

 1

Value Line Larger Companies Fund, Inc.

September 30, 2011

Shares		Value
	TELECOMMUNICATION SERVICES (2.2%)
59,000	BCE, Inc.	$2,210,140
75,000	Telefonica S.A. ADR	1,434,000
		3,644,140
	UTILITIES (1.2%)
100,000	Duke Energy Corp.	1,999,000

	TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES (97.9%)
	(Cost $153,385,543)	164,536,956
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (2.1%)		3,556,824
NET ASSETS (1) (100%)		$168,093,780
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE
($168,093,780 ÷ 10,622,884 shares outstanding)		$15.82

*	Non-income producing.
(1)	For federal income tax purposes, the aggregate cost was $153,385,543, aggregate gross unrealized appreciation was $23,795,965, aggregate gross unrealized depreciation was $12,644,552 and the net unrealized appreciation was $11,151,413.
ADR	American Depositary Receipt.

 2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s net assets as of September 30, 2011:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$164,536,956	$0	$0	$164,536,956
Total Investments in Securities	$164,536,956	$0	$0	$164,536,956

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.

For the period ended September 30, 2011, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2011, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the  registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 18, 2011